SELECTED STATEMENT OF OPERATIONS DATA (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income:
Interest on bank deposits and short-term investments	$ 151	$ 97	$ 260
Non-dollar currency gains - net	0	17	23
Income from Marketable securities	148	33	0
Realized gain from sale of available for sale securities	38	0	0
Interest on available for sale securities	33	35	47
Other Nonoperating Income	370	182	330
Expenses:
Non-dollar currency losses - net	(663)	0	0
Bank commissions and charges	(13)	(19)	(8)
Realized loss on sale of available for sale securities	0	0	(24)
Other Nonoperating Expense	(676)	(19)	(32)
Financial income (expense) - net	$ (306)	$ 163	$ 298